Other Income/(Losses), Net - Schedule of Other Income/(Losses), Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income and loss
Bank interest income	$ 42	$ 38	$ 78	$ 80	$ 65
Government grants	14	9	16	46	31
Exchange loss	10		(21)		5
Total	$ 66	$ 47	$ 73	$ 126	$ 101